Income tax (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax

Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The (loss) / income before income taxes by geographical location is analyzed as follows:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(813)	819	2,360
PRC	168	(408)	(1,072)
Others	182	(13)	(131)

Total	(463)	398	1,157

Deferred taxes	Income tax benefit / (expense) comprises the following:
	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	—	—	165

Geographic tax expense	The components of the income tax benefit / (expense) by geographical location are as follows:
	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	—	165
PRC	—	—	—

Total	—	—	165

income tax recoverable	At the end of the accounting periods, the income tax recoverable is as follows:
	2020	2021
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

Deferred tax assets and liabilities

Deferred tax assets comprise the following:

	2020	2021
	$ in thousands	$ in thousands

Tax loss carry forwards	4,235	4,235
Decrease in tax loss	—	(259)
Less: Valuation allowance	(4,235)	(3,197)

	—	(779)

Changes in valuation allowance

Changes in valuation allowance are as follows:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,607	4,203	4,235
Charged / (credited) to income tax expense	(404)	32	(288)

Balance, March 31	4,203	4,235	3,976

Tax expense attributable to earnings

The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2019, 2020 and 2021 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	(463)	398	1,157

Income tax (expense) / benefit on pretax income at statutory rate	55	(44)	(170)
Effect of different tax rates of subsidiaries operating in other jurisdictions	8	28	89
Profit not subject to income tax	9	18	44
Expenses not deductible for income tax purposes	(163)	(56)	(18)
Increase / (decrease) in valuation allowance	(404)	32	—
Tax effect of future temporary differences	—	—	(6)
Tax benefit from expected realization of tax loss	—	—	779
Tax losses not recognized	—	—	(280)
Utilization of tax losses	495	22	176

Total income tax benefit	—	—	614